UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                         Date of fiscal year end: May 31

            Date of reporting period: June 1, 2005 - August 31, 2005

Item 1.  Schedule of Investments.

--------------------------------------------------------------------------------
BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

Shares                               Security Description                            Value

Real Estate Investment Trusts (REITS) - 95.9%

 Diversified - 6.9%
            7,955 Colonial Properties Trust                                         $ 350,816
           12,185 iStar Financial, Inc.                                               505,312
            6,065 Vornado Realty Trust                                                521,711
                                                                                  ------------
                                                                                  ------------
                                                                                    1,377,839
                                                                                  ------------
                                                                                  ------------

 Office/Industrial - 26.3%
            3,225 AMB Property Corp.                                                  142,964
           19,560 American Financial Realty Trust                                     277,556
            8,400 BioMed Realty Trust, Inc.                                           207,732
           11,780 Boston Properties, Inc.                                             838,147
           14,690 CarrAmerica Realty Corp.                                            530,162
            9,480 Duke Realty Corp.                                                   310,375
           13,565 Equity Office Properties Trust                                      451,715
           15,945 Glenborough Realty Trust, Inc.                                      319,697
            8,570 Kilroy Realty Corp.                                                 451,725
            3,285 Liberty Property Trust                                              142,569
            8,945 Mack-Cali Realty Corp.                                              394,027
            3,750 Parkway Properties, Inc.                                            181,275
           12,350 Prentiss Properties Trust                                           474,734
            4,770 Prologis                                                            207,543
            8,475 Reckson Associates Realty Corp.                                     280,946
                                                                                  ------------
                                                                                  ------------
                                                                                    5,211,167
                                                                                  ------------
                                                                                  ------------

 Regional Malls - 13.1%
           12,955 Glimcher Realty Trust                                               336,830
            9,465 Macerich Co.                                                        615,982
            8,665 Mills Corp.                                                         507,249
           15,010 Simon Property Group, Inc.                                        1,141,811
                                                                                  ------------
                                                                                  ------------
                                                                                    2,601,872
                                                                                  ------------
                                                                                  ------------

 Residential - 13.6%
           15,605 Archstone-Smith Trust                                               628,882
            5,970 AvalonBay Communities, Inc.                                         501,719
            4,810 BRE Properties, Inc., Class A                                       199,134
            8,640 Camden Property Trust                                               451,872
            3,720 Equity Residential                                                  140,504
            6,700 Home Properties, Inc.                                               274,767
           21,210 United Dominion Realty Trust, Inc.                                  502,253
                                                                                  ------------
                                                                                  ------------
                                                                                    2,699,131
                                                                                  ------------
                                                                                  ------------

 Specialty - 16.1%
           16,945 Ashford Hospitality Trust, Inc.                                     194,698
           29,915 Eagle Hospitality Properties Trust, Inc.                            292,270
           10,435 Health Care Property Investors, Inc.                                283,519
            5,015 Health Care REIT, Inc.                                              186,157
            5,810 Healthcare Realty Trust, Inc.                                       224,847
           11,795 Hospitality Properties Trust                                        511,431
           13,185 Nationwide Health Properties, Inc.                                  308,265
           10,160 Senior Housing Properties Trust                                     193,040
           14,955 Sovran Self Storage, Inc.                                           693,912
           11,850 Sunstone Hotel Investor's, Inc.                                     299,805
                                                                                  ------------
                                                                                  ------------
                                                                                    3,187,944
                                                                                  ------------
                                                                                  ------------
 Strip Center - 19.9%
           30,605 Cedar Shopping Centers, Inc.                                        449,281
           25,340 Commercial Net Lease Realty                                         506,040
            3,970 Developers Diversified Realty                                       190,520
           24,405 Equity One, Inc.                                                    568,148
           12,190 Heritage Property Investment Trust                                  435,305
           12,020 New Plan Excel Realty Trust                                         287,879
           14,025 Regency Centers Corp.                                               818,078
           21,850 Tanger Factory Outlet Centers, Inc.                                 605,682
            2,440 Weingarten Realty Investors                                          94,062
                                                                                  ------------
                                                                                  ------------
                                                                                    3,954,995
                                                                                  ------------
                                                                                  ------------

Total Real Estate Investment Trusts (Cost $15,334,691)                             19,032,948
                                                                                  ------------
                                                                                  ------------

Preferred Stock - 1.3%
           10,050 SL Green Realty Corp. (Cost $259,796)                               258,285
                                                                                  ------------
                                                                                  ------------

Short-Term Investment - 2.2%

Money Market Fund - 2.2%
          430,572 Cash Reserve Fund, Inc., Institutional Series (Cost $430,572)       430,572
                                                                                  ------------
                                                                                  ------------


Total Investments - 99.4% (Cost $16,025,059)*                                     $ 19,721,805
Other Assets and Liabilities, Net - 0.6%                                              127,042
                                                                                  ------------
NET ASSETS - 100.0%                                                               $ 19,848,847
                                                                                  ============


* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

   Gross Unrealized Appreciation                                   $ 3,734,739
   Gross Unrealized Depreciation                                       (37,993)
                                                                   ------------
   Net Unrealized Appreciation (Depreciation)                      $ 3,696,746
                                                                   ============

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------



Shares                                      Security Description                                                     Value

Common Stock - 97.8%

Basic Materials - 4.9%
                   66,800 Compass Minerals International, Inc.                                                      $ 1,643,948
                   58,200 HB Fuller Co.                                                                               1,909,542
                   50,900 Novelis, Inc.                                                                               1,174,772
                                                                                                                ----------------
                                                                                                                      4,728,262
                                                                                                                ----------------

Capital Goods - 6.7%
                  137,800 EDO Corp.                                                                                   3,870,802
                   38,900 Kaman Corp., Class A                                                                          933,211
                   37,900 Lincoln Electric Holdings, Inc.                                                             1,428,072
                    8,500 Measurement Specialties, Inc.+                                                                191,845
                                                                                                                ----------------
                                                                                                                      6,423,930
                                                                                                                ----------------

Commercial Services & Supplies - 13.2%
                   74,500 Adesa, Inc.                                                                                 1,698,600
                   35,800 Banta Corp.                                                                                 1,752,410
                  443,614 CBIZ, Inc.+                                                                                 2,058,369
                   32,700 Convergys Corp.+                                                                              464,994
                   72,700 Electro Rent Corp.+                                                                           979,269
                   61,800 Fuel-Tech NV+                                                                                 448,050
                   51,600 Gartner, Inc., Class A+                                                                       579,984
                   45,100 Providence Service Corp.+                                                                   1,329,999
                   30,000 Silgan Holdings, Inc.                                                                       1,806,600
                   31,200 Standard Parking Corp.+                                                                       549,120
                   32,400 Technical Olympic USA, Inc.                                                                   944,784
                                                                                                                ----------------
                                                                                                                     12,612,179
                                                                                                                ----------------

Consumer Discretionary - 1.7%
                  130,800 Corinthian Colleges, Inc.+                                                                  1,658,544
                                                                                                                ----------------

Consumer Staples - 3.1%
                  213,500 Del Monte Foods Co.+                                                                        2,307,935
                   24,200 Spectrum Brands, Inc.+                                                                        681,230
                                                                                                                ----------------
                                                                                                                      2,989,165
                                                                                                                ----------------

Energy - 6.6%
                   30,300 Arch Coal, Inc.                                                                             1,945,260
                   94,700 Comstock Resources, Inc.+                                                                   2,755,770
                   19,700 Penn Virginia Corp.                                                                         1,104,776
                   10,500 Western Gas Resources, Inc.                                                                   504,000
                                                                                                                ----------------
                                                                                                                      6,309,806
                                                                                                                ----------------

Financials - 21.5%
                   28,100 Affiliated Managers Group+                                                                  2,040,341
                  200,100 Crescent Real Estate Equities Co.                                                           3,927,963
                    4,000 First City Liquidating Trust Loans Assets Corp.++/-                                             2,800
                   92,200 Hilb Rogal & Hobbs Co.                                                                      3,247,284
                  100,100 Interactive Data Corp.                                                                      2,291,289
                   41,400 Jackson Hewitt Tax Service, Inc.                                                            1,059,426
                  103,300 Nelnet, Inc., Class A+                                                                      3,698,140
                  124,500 Providian Financial Corp.+                                                                  2,315,700
                   89,400 Trizec Properties, Inc.                                                                     2,001,666
                                                                                                                ----------------
                                                                                                                     20,584,609
                                                                                                                ----------------

Health Care - 2.1%
                   72,400 West Pharmaceutical Services, Inc.                                                          2,052,540
                                                                                                                ----------------

Hotel, Restaurants & Leisure - 5.3%
                  113,500 AFC Enterprises, Inc.                                                                       1,506,145
                   94,700 Speedway Motorsports, Inc.                                                                  3,562,614
                                                                                                                ----------------
                                                                                                                ----------------
                                                                                                                      5,068,759
                                                                                                                ----------------

Information Technology - 12.7%
                   24,100 Acxiom Corp.                                                                                  477,662
                   17,100 InfoSpace, Inc.+                                                                              426,816
                  191,200 infoUSA, Inc.                                                                               2,055,400
                   47,100 Intergraph Corp.+                                                                           1,922,151
                   80,600 Lipman Electronic Engineering, Ltd.+                                                        2,573,558
                   60,000 Progress Software Corp.+                                                                    1,839,600
                    6,200 Storage Technology Corp.+                                                                     229,090
                  100,300 Transaction Systems Architects, Inc. +                                                      2,686,034
                                                                                                                ----------------
                                                                                                                     12,210,311
                                                                                                                ----------------


Media - 8.1%
                  244,400 Hollinger International, Inc., Class A                                                      2,483,104
                  201,900 MDC Partners, Inc., Class A+                                                                1,471,851
                   43,300 RH Donnelley Corp.+                                                                         2,783,757
                   73,900 Valuevision Media, Inc., Class A+                                                             979,175
                                                                                                                ----------------
                                                                                                                      7,717,887
                                                                                                                ----------------

Retailing - 8.6%
                  130,000 Cash America International, Inc.                                                            2,726,100
                  126,800 Handleman Co.                                                                               1,773,932
                   44,550 Stage Stores, Inc.                                                                          1,238,935
                  153,800 Triarc Cos., Inc., Class A                                                                  2,517,706
                                                                                                                ----------------
                                                                                                                      8,256,673
                                                                                                                ----------------

Transportation - 3.3%
                  119,800 Pacer International, Inc.+                                                                  3,143,552
                                                                                                                ----------------

Total Common Stock (Cost $82,018,698)                                                                                93,756,217
                                                                                                                ----------------

Short-Term Investment - 2.1%
Money Market Fund - 2.1%
                1,984,750 Cash Reserve Fund, Inc., Institutional Series (Cost $1,984,750)                             1,984,750
                                                                                                                ----------------

Total Investments - 99.9%  (Cost $84,003,448)*                                                                     $ 95,740,967
Other Assets and Liabilities, Net - 0.1%                                                                                 70,464
                                                                                                                ----------------
NET ASSETS - 100.0%                                                                                                $ 95,811,431
                                                                                                                ================

--------------------------------------------------------------------------------
+ Non-income producing security.
+/- Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $2,800 or less than 1% of net assets.

                                                                                                                Acquisition Value
        Security                              Acquisition Date                         Acquisition Cost            Per Unit
        --------                              ----------------                         ----------------           ----------------
First City Liquidating Trust                    March 4, 2003                                $8,050                  $2.0125
   Loans Assets Corp.


* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

     Gross Unrealized Appreciation                               $   14,976,501
     Gross Unrealized Depreciation                                   (3,238,982)
                                                                ----------------
     Net Unrealized Appreciation (Depreciation)                  $   11,737,519
                                                                ================

--------------------------------------------------------------------------------
BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

     Shares                                   Security Description                                            Value

Common Stock - 97.3%
Australia - 2.6%
          157,000 Lend Lease Corp., Ltd.                                                                       $ 1,554,327
          160,000 Woodside Petroleum, Ltd.                                                                       3,958,867
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 5,513,194
                                                                                                       --------------------
                                                                                                       --------------------

Canada - 3.3%
           52,000 Suncor Energy, Inc.                                                                            3,079,034
           82,500 Talisman Energy, Inc.                                                                          4,023,967
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 7,103,001
                                                                                                       --------------------
                                                                                                       --------------------

Denmark - 1.0%
           41,000 Novo-Nordisk A/S, Series B                                                                     2,106,014
                                                                                                       --------------------
                                                                                                       --------------------

Finland - 0.4%
           56,000 Nokia OYJ                                                                                        873,289
                                                                                                       --------------------
                                                                                                       --------------------

France - 6.9%
           28,000 L'Oreal SA                                                                                     2,240,041
           25,500 LVMH Moet Hennessy                                                                             2,054,150
           24,015 SEB SA                                                                                         2,702,430
           74,000 Societe Television Francaise 1                                                                 1,982,167
           21,650 Total SA                                                                                       5,674,035
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                14,652,823
                                                                                                       --------------------
                                                                                                       --------------------

Germany - 4.5%
           22,000 Allianz AG                                                                                     2,836,886
           29,000 Altana AG                                                                                      1,644,538
           37,000 BASF AG                                                                                        2,586,919
           56,624 Bayerische Motoren Werke AG                                                                    2,534,852
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 9,603,195
                                                                                                       --------------------
                                                                                                       --------------------

Greece - 0.4%
          169,200 Hellenic Technodomiki Tev SA                                                                     853,169
                                                                                                       --------------------
                                                                                                       --------------------

Hong Kong - 6.0%
          639,400 Byd Co., Ltd.                                                                                  1,139,413
          565,000 China Mobile Hong Kong, Ltd.                                                                   2,442,567
          370,000 CLP Holdings, Ltd.                                                                             2,156,546
        3,700,000 CNOOC, Ltd.                                                                                    2,642,126
        1,030,000 Hong Kong & China Gas                                                                          2,067,382
          240,000 Hutchinson Whampoa, Ltd.                                                                       2,368,457
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                12,816,491
                                                                                                       --------------------
                                                                                                       --------------------

Ireland - 3.4%
          178,000 Allied Irish Banks plc                                                                         3,828,781
          127,000 CRH plc                                                                                        3,443,999
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 7,272,780
                                                                                                       --------------------
                                                                                                       --------------------


Japan - 31.3%
           22,000 Ajinomoto Co., Inc.                                                                              230,027
          363,000 Asahi Glass Co., Ltd.                                                                          3,703,982
           59,120 Astellas Pharmaceutical, Inc.                                                                  2,090,625
          103,500 Canon, Inc.                                                                                    5,187,340
           80,000 Daikin Industries, Ltd.                                                                        2,127,143
           78,000 Denso Corp.                                                                                    1,961,668
           58,000 Eisai Co., Ltd.                                                                                2,186,710
          107,000 FamilyMart Co., Ltd.                                                                           3,292,752
           31,500 Fanuc, Ltd.                                                                                    2,358,213
           18,700 Hirose Electric Co., Ltd.                                                                      2,120,124
           38,000 Honda Motor Co., Ltd.                                                                          2,024,205
           13,000 Hoya Corp.                                                                                     1,685,608
           84,000 Kao Corp.                                                                                      1,984,073
            9,700 Keyence Corp.                                                                                  2,264,075
              150 Millea Holdings, Inc.                                                                          2,186,530
          180,000 Mitsubishi Estate Co., Ltd.                                                                    2,137,940
              235 Mitsubishi Tokyo Financial Group                                                               2,389,436
           30,600 Murata Manufacturing Co., Ltd.                                                                 1,588,716
          221,000 Nikko Cordial Corp.                                                                            1,085,761
              240 Nippon Telegraph & Telephone Corp.+                                                            1,036,577
              870 NTT DoCoMo, Inc.                                                                               1,385,612
           21,400 Rohm Co., Ltd.                                                                                 1,935,214
          117,000 Secom Co., Ltd.                                                                                5,327,035
           61,000 Sega Sammy Holdings, Inc.                                                                      4,445,944
           24,300 Shimamura Co., Ltd.                                                                            2,304,602
           51,000 Shin-Etsu Chemical Co., Ltd.                                                                   2,046,700
           43,000 Sony Corp.                                                                                     1,431,592
           39,000 Takeda Pharmaceutical Co., Ltd.                                                                2,095,020
           31,000 Takefuji Corp.                                                                                 2,156,206
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                66,769,430
                                                                                                       --------------------
                                                                                                       --------------------

Netherlands - 6.0%
           61,000 Heineken Holding NV, Class A                                                                   1,803,495
          122,000 ING Groep NV                                                                                   3,531,970
          250,500 Reed Elsevier NV                                                                               3,487,425
          151,679 TNT NV                                                                                         3,880,069
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                12,702,959
                                                                                                       --------------------
                                                                                                       --------------------

Portugal - 1.5%
          340,000 Portugal Telecom                                                                               3,219,737
                                                                                                       --------------------
                                                                                                       --------------------

Spain - 2.4%
          149,661 Endesa SA                                                                                      3,368,297
           67,000 Inditex SA                                                                                     1,821,033
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 5,189,330
                                                                                                       --------------------
                                                                                                       --------------------

Sweden - 1.2%
          335,000 Ericsson LM, Class B                                                                           1,155,788
           42,100 Hennes & Mauritz AB, Class B                                                                   1,458,042
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 2,613,830
                                                                                                       --------------------
                                                                                                       --------------------

Switzerland - 4.5%
           33,524 CIBA Specialty Chemicals AG                                                                    2,033,897
            7,800 Nestle SA                                                                                      2,181,731

           40,000 Novartis AG                                                                                    1,932,536
           19,500 Zurich Financial Services AG                                                                   3,435,297
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                 9,583,461
                                                                                                       --------------------
                                                                                                       --------------------

Thailand - 0.5%
        8,457,000 Charoen Pokphand Foods plc                                                                     1,054,438
                                                                                                       --------------------
                                                                                                       --------------------

United Kingdom - 21.4%
          305,000 Aviva plc                                                                                      3,359,937
          380,000 BG Group plc                                                                                   3,413,849
          494,400 BP plc                                                                                         5,619,799
        1,081,100 Centrica plc                                                                                   4,856,200
          274,333 Davis Service Group plc                                                                        2,184,552
           96,000 GlaxoSmithKline plc                                                                            2,311,942
          350,000 Kingfisher plc                                                                                 1,581,610
          780,000 Misys plc                                                                                      3,170,504
           71,000 Reckitt Benckiser plc                                                                          2,191,295
          119,000 Rio Tinto plc                                                                                  4,192,824
          111,500 Royal Bank of Scotland Group plc                                                               3,250,746
          394,200 Unilever plc                                                                                   3,952,635
        1,492,500 Vodafone Group plc                                                                             4,073,505
          500,000 William Morrison Supermarkets plc                                                              1,620,953
                                                                                                       --------------------
                                                                                                       --------------------
                                                                                                                45,780,351
                                                                                                       --------------------
                                                                                                       --------------------

Total Common Stock (Cost $180,012,932)                                                                         207,707,492
                                                                                                       --------------------
                                                                                                       --------------------

Short-Term Investment - 2.5%
Money Market Fund - 2.5%
        5,412,481 CitiSM Institutional Trust Liquid Reserves, Class A (Cost $5,412,481)                          5,412,481
                                                                                                       --------------------
                                                                                                       --------------------

Total Investments - 99.8% (Cost $185,425,413)*                                                               $ 213,119,973
Other Assets and Liabilities, Net - 0.2%                                                                           421,708
                                                                                                       --------------------
NET ASSETS - 100.0%                                                                                          $ 213,541,681
                                                                                                       ====================



--------------------------------------------------------------------------------
+Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

   Gross Unrealized Appreciation                                     $30,590,595
   Gross Unrealized Depreciation                                     (2,896,035)
                                                            --------------------
   Net Unrealized Appreciation (Depreciation)                       $ 27,694,560
                                                            ====================

--------------------------------------------------------------------------------
BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

      Shares                           Security Description                                                 Value

COMMON STOCK - 98.0%

BANKS - 6.1%
           125,845 Bank of America Corp.                                                                     $ 5,415,110
            97,220 North Fork Bancorporation, Inc.                                                             2,672,578
                                                                                                     --------------------
                                                                                                               8,087,688
                                                                                                     --------------------

BASIC MATERIALS - 2.9%
           201,100 RPM International, Inc.                                                                     3,810,845
                                                                                                     --------------------

CONSUMER DISCRETIONARY - 16.1%
            49,915 Brunswick Corp.                                                                             2,196,260
            49,980 Home Depot, Inc.                                                                            2,015,194
           166,787 Jones Apparel Group, Inc.                                                                   4,700,058
           172,380 Mattel, Inc.                                                                                3,108,011
           228,955 Nokia Corp. ADR                                                                             3,610,620
            13,950 Reebok International, Ltd.                                                                    785,385
           280,965 Time Warner, Inc.                                                                           5,034,893
                                                                                                     --------------------
                                                                                                              21,450,421
                                                                                                     --------------------

CONSUMER STAPLES - 8.1%
            77,415 Anheuser-Busch Cos., Inc.                                                                   3,430,259
           132,715 Safeway, Inc.                                                                               3,149,327
            61,520 Unilever NV                                                                                 4,257,184
                                                                                                     --------------------
                                                                                                              10,836,770
                                                                                                     --------------------

DIVERSIFIED FINANCIALS - 7.0%
           104,600 Citigroup, Inc.                                                                             4,578,342
            39,450 Freddie Mac                                                                                 2,381,991
            47,945 Morgan Stanley                                                                              2,438,962
                                                                                                     --------------------
                                                                                                               9,399,295
                                                                                                     --------------------

ENERGY - 2.9%
            63,480 Chevron Corp.                                                                               3,897,672
                                                                                                     --------------------

HEALTH CARE - 18.8%
           122,620 Boston Scientific Corp.+                                                                    3,296,026
            94,585 Forest Labratories, Inc.+                                                                   4,199,574
           113,509 Health Management Associates, Inc., Class A                                                 2,760,539
            19,385 McKesson Corp.                                                                                904,698
           266,373 Merck & Co., Inc.                                                                           7,519,710
           250,950 Pfizer, Inc.                                                                                6,391,697
                                                                                                     --------------------
                                                                                                              25,072,244
                                                                                                     --------------------

INDUSTRIALS - 10.2%


          141,385 Dover Corp.                                                                                 5,754,369
            90,500 Tyco International Ltd.                                                                     2,518,615
            38,505 Union Pacific Corp.                                                                         2,628,736
            47,965 York International Corp.                                                                    2,752,232
                                                                                                     --------------------
                                                                                                              13,653,952
                                                                                                     --------------------

INFORMATION TECHNOLOGY - 13.0%
            73,810 Affiliated Computer Services, Inc., Class A+                                                3,834,429
            19,410 BEA Systems, Inc.+                                                                            171,196
           121,955 Hewlett-Packard Co.                                                                         3,385,471
            98,235 Microsoft Corp.                                                                             2,691,639
           185,215 Parametric Technology Corp.+                                                                1,122,403
            47,280 Pitney Bowes, Inc.                                                                          2,044,860
            74,515 Seagate Technology                                                                          1,236,204
            87,330 Verizon Communications, Inc.                                                                2,856,564
                                                                                                     --------------------
                                                                                                              17,342,766
                                                                                                     --------------------

INSURANCE - 12.9%
            92,190 American International Group, Inc.                                                          5,457,648
            30,365 Chubb Corp.                                                                                 2,640,540
            70,110 Lincoln National Corp.                                                                      3,476,755
            95,860 Marsh & McLennan Cos., Inc.                                                                 2,688,873
            65,579 RenaissanceRe Holdings, Ltd.                                                                2,971,384
                                                                                                     --------------------
                                                                                                              17,235,200
                                                                                                     --------------------


Total Common Stock (Cost $121,807,320)                                                                       130,786,853
                                                                                                     --------------------

SHORT-TERM INVESTMENT - 1.4%
MONEY MARKET FUND - 1.4%
         1,795,092 Cash Reserve Fund, Inc., Institutional Series (Cost $1,795,092)                             1,795,092
                                                                                                     --------------------


Total Investments - 99.4% (Cost $123,602,412)*                                                             $ 132,581,945
Other Assets and Liabilities, Net - 0.6%                                                                         820,286
                                                                                                     --------------------
NET ASSETS - 100.0%                                                                                        $ 133,402,231
                                                                                                     ====================



--------------------------------------------------------------------------------
+ Non-income producing security.
ADR - American Depositary Receipt
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $ 12,664,238
Gross Unrealized Depreciation                                        (3,684,705)
                                                            --------------------
Net Unrealized Appreciation (Depreciation)                         $  8,979,533
                                                            ====================

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------


SHARES         SECURITY DESCRIPTION                                                 VALUE

COMMON STOCK - 99.0%
AUTOS & TRANSPORTATION - 4.1%
     146,176 Forward Air Corp.                                                     $ 5,157,089
                                                                               ----------------

BIO-TECHNOLOGY - 7.8%
     100,259 Affymetrix, Inc.+                                                       4,961,818
      95,635 Martek Biosciences Corp.+                                               4,877,385
                                                                               ----------------
                                                                                     9,839,203
                                                                               ----------------

CONSUMER DISCRETIONARY - 19.1%
      13,356 Apollo Group, Inc., Class A+                                            1,050,583
     109,859 Bright Horizons Family Solutions, Inc.+                                 4,319,656
      11,189 Corporate Executive Board Co.                                             903,736
     113,919 CoStar Group, Inc.+                                                     5,326,852
      58,697 Getty Images, Inc.+                                                     5,023,876
      96,505 Hot Topic, Inc.+                                                        1,495,827
     291,023 iPass, Inc.+                                                            1,623,908
      28,314 Life Time Fitness, Inc.+                                                  948,519
     438,451 Tivo, Inc.+                                                             2,258,023
      39,418 Universal Technical Institute, Inc.+                                    1,261,770
                                                                               ----------------
                                                                                    24,212,750
                                                                               ----------------

DIAGNOSTICS - 3.0%
      84,702 Gen-Probe, Inc.+                                                        3,855,635
                                                                               ----------------

FINANCIALS - 6.6%
     307,081 Digital Insight Corp.+                                                  8,303,470
                                                                               ----------------

HEALTH CARE SERVICES - 7.1%
     298,097 Eclipsys Corp.+                                                         5,031,877
      67,205 Sunrise Senior Living, Inc.+                                            3,991,305
                                                                               ----------------
                                                                                     9,023,182
                                                                               ----------------

MATERIALS & PROCESSING - 5.2%
      55,095 Senomyx, Inc.+                                                            961,408
     152,588 Symyx Technologies, Inc.+                                               4,270,938
      56,376 Trex Co., Inc.+                                                         1,359,225
                                                                               ----------------
                                                                                     6,591,571
                                                                               ----------------

MEDICAL DEVICES - 14.2%
     305,595 Align Technology, Inc.+                                                 2,081,102
     180,396 ArthroCare Corp.+                                                       6,561,003
     168,343 EPIX Pharmaceuticals, Inc.+                                             1,435,966
      29,006 Intuitive Surgical, Inc.+                                               2,158,046
     159,650 SonoSite, Inc.+                                                         5,715,470
                                                                               ----------------
                                                                                    17,951,587
                                                                               ----------------

PHARMACEUTICALS - 0.6%
      37,058 Salix Pharmaceuticals, Ltd.+                                              755,242
                                                                               ----------------

PRODUCER DURABLES - 5.2%
     191,032 ATMI, Inc.+                                                             5,889,517
      48,180 Color Kinetics, Inc.+                                                     741,490
                                                                               ----------------
                                                                                     6,631,007
                                                                               ----------------

TECHNOLOGY: COMMUNICATION SERVICES & EQUIPMENT - 14.4%
     341,346 Akamai Technologies, Inc.+                                              4,724,229
     373,128 Tekelec, Inc.+                                                          7,354,353
     238,221 WebEx Communications, Inc.+                                             6,141,337
                                                                               ----------------
                                                                                    18,219,919
                                                                               ----------------

TECHNOLOGY: COMPUTERS - 0.5%
      26,518 3D Systems Corp.+                                                         596,655
                                                                               ----------------

TECHNOLOGY: SEMI-ELECTRONICS - 2.1%
     121,423 Power Integrations, Inc.+                                               2,685,877
                                                                               ----------------

TECHNOLOGY: SOFTWARE - 9.1%
     110,962 Concur Technologies, Inc.+                                              1,314,900
     120,671 Open Solutions, Inc.+                                                   2,724,751
     146,774 Opsware, Inc.+                                                            678,096
     219,043 Synplicity, Inc.+                                                       1,741,392
     384,884 Wind River Systems, Inc.+                                               5,057,376
                                                                               ----------------
                                                                                    11,516,515
                                                                               ----------------

Total Common Stock (Cost $77,222,551)                                              125,339,702
                                                                               ----------------

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
   1,260,092 Cash Reserve Fund, Inc., Institutional Series (Cost $1,260,092)         1,260,092
                                                                               ----------------

Total Investments - 100.0%  (Cost $78,482,643)*                                  $ 126,599,794
Other Assets and Liabilities, Net - 0.0%                                                69,369
                                                                               ----------------
NET ASSETS - 100.0%                                                              $ 126,669,163
                                                                               ================

---------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as of financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $ 51,334,883
Gross Unrealized Depreciation                                        (3,217,732)
                                                                ----------------
                                                                ----------------
Net Unrealized Appreciation (Depreciation)                         $ 48,117,151
                                                                ================

--------------------------------------------------------------------------------
BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

SHARES                         SECURITY DESCRIPTION                                      VALUE

COMMON STOCK - 95.9%
CONSUMER DISCRETIONARY - 18.0%
      33,000 Best Buy Co., Inc.                                                        $ 1,572,780
      37,000 Comcast Corp., Class A+                                                     1,116,660
      16,500 Expedia, Inc.+                                                                367,290
      21,000 Kohl's Corp.+                                                               1,101,450
      10,000 Laureate Education, Inc.+                                                     418,500
      12,000 Lowe's Cos., Inc.                                                             771,720
      17,000 Marriott International, Inc., Class A                                       1,074,570
      15,000 Target Corp.                                                                  806,250
      15,000 Time Warner, Inc.                                                             268,800
      27,000 Viacom, Inc., Class B                                                         917,730
                                                                                     --------------
                                                                                         8,415,750
                                                                                     --------------

CONSUMER STAPLES - 10.3%
      20,000 Alberto-Culver Co.                                                            859,000
      11,000 Anheuser-Busch Cos., Inc.                                                     487,410
      25,000 PepsiCo, Inc.                                                               1,371,250
      37,000 Sysco Corp.                                                                 1,235,060
      19,000 Walgreen Co.                                                                  880,270
                                                                                     --------------
                                                                                         4,832,990
                                                                                     --------------

ENERGY - 3.1%
      17,000 Schlumberger, Ltd.                                                          1,465,910
                                                                                     --------------

FINANCIALS - 9.6%
      25,000 American Express Co.                                                        1,381,000
      21,000 American International Group, Inc.                                          1,243,200
      32,000 Mellon Financial Corp.                                                      1,038,400
      16,000 Morgan Stanley                                                                813,920
                                                                                     --------------
                                                                                         4,476,520
                                                                                     --------------

HEALTH CARE - 22.2%
      27,000 Amgen, Inc.+                                                                2,157,300
      18,000 Cephalon, Inc.+                                                               729,360
      19,000 Eli Lily & Co.                                                              1,045,380
      11,000 Forest Laboratories, Inc.+                                                    488,400
      21,000 Laboratory Corp. of America Holdings+                                       1,035,720
      23,000 Medtronic, Inc.                                                             1,311,000
      59,000 Pfizer, Inc.                                                                1,502,730
      11,000 Pharmaceutical Product Development, Inc.+                                     618,970
      28,000 Stryker Corp.                                                               1,527,400
                                                                                     --------------
                                                                                        10,416,260
                                                                                     --------------

INDUSTRIALS - 7.4%
      16,000 Amphenol Corp., Class A                                                       678,560
      31,000 General Electric Co.                                                        1,041,910
      15,000 Jacobs Engineering Group, Inc.+                                               936,000
      10,000 L-3 Communications Holdings, Inc.                                             818,800
                                                                                     --------------
                                                                                         3,475,270
                                                                                     --------------

SOFTWARE & SERVICES - 16.4%
      64,000 Accenture, Ltd., Class A+                                                   1,561,600
      16,000 Affiliated Computer Services, Inc., Class A+                                  831,200
      74,000 BEA Systems, Inc.+                                                            652,680
      12,000 CDW Corp.                                                                     708,960
      88,500 Cisco Systems, Inc.+                                                        1,559,370
      74,000 Microsoft Corp.                                                             2,027,600
      59,000 Parametric Technology Corp.+                                                  357,540
                                                                                     --------------
                                                                                         7,698,950
                                                                                     --------------
TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
      30,000 Analog Devices, Inc.                                                        1,093,500
      45,000 Dell, Inc.+                                                                 1,602,000
      20,000 Intel Corp.                                                                   514,400
      30,000 Texas Instruments, Inc.                                                       980,400
                                                                                     --------------
                                                                                         4,190,300
                                                                                     --------------

Total Common Stock (Cost $38,767,635)                                                   44,971,950
                                                                                     --------------

SHORT-TERM INVESTMENT - 3.5%
MONEY MARKET FUND - 3.5%
   1,654,241 Cash Reserve Fund, Inc., Institutional Series (Cost $1,654,241)             1,654,241
                                                                                     --------------

Total Investments - 99.4%  (Cost $40,421,876)*                                          46,626,191
Other Assets & Liabilities, Net - 0.6%                                                     282,023
                                                                                     --------------
NET ASSETS - 100.0%                                                                     46,908,214
                                                                                     ==============

----------------------------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                                   $ 7,317,725
    Gross Unrealized Depreciation                                    (1,113,410)
                                                                  --------------
    Net Unrealized Appreciation (Depreciation)                      $ 6,204,315
                                                                  ==============

--------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31,2005
--------------------------------------------------------------------------------


FACE AMOUNT                                    SECURITY DESCRIPTION                                    RATE    MATURITY    VALUE

MUNICIPAL BONDS - 94.9%
GENERAL OBLIGATION BONDS - 38.3%
      $ 100,000 Anne Arundel County Maryland                                                           5.25%   08/01/09 $ 108,081
        100,000 Anne Arundel County Maryland                                                            5.00   02/01/10   105,480
        250,000 Anne Arundel County Maryland                                                            5.00   02/15/10   269,707
        500,000 Anne Arundel County Maryland                                                            4.75   02/15/17   531,975
        500,000 Anne Arundel County Maryland                                                            5.00   03/01/17   553,990
        500,000 Anne Arundel County Maryland                                                            4.80   02/15/18   534,380
        165,000 Anne Arundel County Maryland Prerefunded 05/15/09 @ 101                                 5.00   05/15/13   177,901
      1,400,000 Baltimore County Maryland Construction & Public Improvement                             5.00   09/01/13 1,542,618
        835,000 Baltimore County Maryland Metropolitan District                                         4.40   08/01/09   874,696
        500,000 Baltimore County Maryland Metropolitan District 67th Issue                              5.00   06/01/07   518,305
        200,000 Carroll County Maryland County Commissioners Consolidated                               5.10   12/01/12   207,498
                Public Improvement Prerefunded 12/01/06 @ 101
        100,000 Carroll County Maryland County Commissioners Consolidated                               5.00   12/01/15   105,493
                Public Improvement Prerefunded 12/01/07 @ 101
        500,000 Charles County Maryland Consolidated Public Improvement                                 4.20   02/01/11   524,930
        500,000 Charles County Maryland County Commissioners Consolidated Public Improvement            3.00   06/01/06   500,975
        250,000 Charles County Maryland County Commissioners Consolidated Public Improvement            3.00   03/01/10   248,490
        100,000 Frederick County Maryland Public Facilities                                             5.00   07/01/07   103,819
        800,000 Frederick County Maryland Public Facilities                                             4.00   07/01/08   822,760
        225,000 Frederick County Maryland Public Facilities Series A                                    3.80   07/01/07   228,805
        250,000 Garrett County Maryland Hospital Refunding FGIC Insured                                 5.10   07/01/09   268,353
        740,000 Harford County Maryland                                                                 5.00   12/01/13   785,073
        200,000 Harford County Maryland Consolidated Public Improvement                                 4.25   01/15/13   209,874
        240,000 Howard County Maryland Consolidated Public Improvement Series A                         4.30   02/15/08   247,934
        350,000 Howard County Maryland Consolidated Public Improvement Series A                         5.00   02/15/08   367,339
        295,000 Howard County Maryland Consolidated Public Improvement Series A                         5.00   02/15/09   309,007
        230,000 Howard County Maryland Consolidated Public Improvement Series A                         2.50   08/15/10   220,306
         30,000 Howard County Maryland Consolidated Public Improvement Series A                         5.00   02/15/09    31,482
                Prerefunded 02/15/08 @ 100
        565,000 Maryland National Capital Park & Planning Park Acquisition & Development Series BB2     3.50   07/01/09   573,808
      1,100,000 Montgomery County Maryland Consolidated Public Improvement Series A                     5.00   01/01/10 1,158,795
        325,000 Montgomery County Maryland Consolidated Public Improvement Series A                     4.70   01/01/13   339,683
        500,000 Montgomery County Maryland Consolidated Public Improvement Series A                     5.00   09/01/15   557,395
        500,000 Montgomery County Maryland Consolidated Public Improvement Series A                     5.00   04/01/17   550,695
      1,090,000 Montgomery County Maryland Consolidated Public Improvement Series A                     4.88   05/01/13 1,154,572
                Prerefunded 05/01/08 @ 101
        125,000 Montgomery County Maryland Consolidated Public Improvement Series A                     4.75   05/01/12   133,725
                Prerefunded 05/01/09 @ 101
        100,000 Montgomery County Maryland Consolidated Public Improvement Series A                     5.60   01/01/16   111,172
                Prerefunded 01/01/10 @ 101
      1,000,000 Montgomery County Maryland Series A                                                     5.00   11/01/07 1,044,650
        500,000 Ocean City Maryland FGIC Insured                                                        4.25   03/01/11   526,155
        600,000 Ocean City Maryland MBIA Insured                                                        3.25   03/01/11   601,350
      1,000,000 Prince Georges County Maryland Consolidated Public Improvement                          3.25   09/15/11 1,000,150
         50,000 Prince Georges County Maryland Consolidated Public Improvement                          5.00   10/01/12    54,147
                Prerefunded 10/01/09 @ 101 FSA Insured
        500,000 St Mary's County Maryland Public Facilities                                             3.25   11/01/08   504,070
        385,000 State of Maryland State & Local Facilities Loan 1st Series                              4.00   03/01/08   395,160
        500,000 State of Maryland State & Local Facilities Loan 1st Series                              4.75   03/01/09   525,790
        500,000 State of Maryland State & Local Facilities Loan 1st Series                              5.00   08/01/15   557,090
        625,000 State of Maryland State & Local Facilities Loan 1st Series                              4.50   02/15/08   633,150
                Prerefunded 02/15/06 @ 100.5
         50,000 State of Maryland State & Local Facilities Loan 1st Series                              4.50   03/01/14    52,980
                Prerefunded 03/01/09 @ 101
        225,000 State of Maryland State & Local Facilities Loan 2nd Series                              5.00   08/01/08   235,751
        300,000 State of Maryland State & Local Facilities Loan 2nd Series                              5.00   10/15/07   302,337
                Prerefunded 10/15/05 @ 100.5
        350,000 State of Maryland State & Local Facilities Loan 2nd Series                              5.00   10/15/09   356,213
                Prerefunded 10/15/05 @ 101.5
        150,000 State of Maryland State & Local Facilities Loan 2nd Series                              5.00   08/01/09   157,368
                Prerefunded 08/01/07 @ 101
        500,000 State of Maryland State & Local Facilities Loan 2nd Series, Series A                    5.00   08/01/15   562,460
        500,000 State of Maryland State & Local Facilities Loan 3rd Series                              5.00   10/15/06   512,070
      2,210,000 State of Maryland State & Local Facilities Loan Capital Improvement Series A            5.50   08/01/13 2,537,942
        500,000 Washington Suburban Sanitation District - General Construction                          5.00   06/01/08   527,295
        500,000 Washington Suburban Sanitation District - General Construction                          4.25   06/01/10   525,645
        100,000 Washington Suburban Sanitation District - General Construction                          5.00   06/01/23   107,057
                Prerefunded 06/01/09 @ 100
        450,000 Washington Suburban Sanitation District - Sewage Disposal                               5.25   06/01/07   468,382
      1,000,000 Washington Suburban Sanitation District - Sewage Disposal                               5.25   06/01/10 1,095,160
        200,000 Washington Suburban Sanitation District - Sewage Disposal 2nd Series                    4.75   06/01/07   206,476
        475,000 Washington Suburban Sanitation District - Water Supply                                  4.38   06/01/07   487,359
        500,000 Washington Suburban Sanitation District - Water Supply                                  4.25   06/01/10   525,645
        500,000 Washington Suburban Sanitation District - Water Supply 2nd Series                       3.00   06/01/11   494,150
                                                                                                                       ----------
                                                                                                                       29,975,118
                                                                                                                       ----------

REVENUE BONDS - 56.6%
        635,000 Baltimore Maryland Certificates of Participation - Emergency Telecom                    4.70   10/01/06   647,465
                Facilities Series A AMBAC Insured
        925,000 Baltimore Maryland Convention Center MBIA Insured                                       5.00   09/01/19   990,879
        185,000 Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured                5.20   01/01/10   197,996
        170,000 Frederick County Maryland Educational Facilities Revenue Mount                          4.55   09/01/06   171,936
                Saint Mary's College Series A
        170,000 Frederick County Maryland Educational Facilities Revenue Mount                          4.65   09/01/07   173,771
                Saint Mary's College Series A
        400,000 Frederick County Maryland Educational Facilities Revenue Mount                          4.80   09/01/09   416,192
                Saint Mary's College Series A
        740,000 Maryland Community Development Administration - Infrastructure                          4.35   06/01/06   748,384
                Financing Series B MBIA Insured
        175,000 Maryland Community Development Administration - Residential                             4.05   09/01/07   175,243
                Program Series A
      1,000,000 Maryland Community Development Administration - Single                                  4.65   04/01/12 1,047,880
                Family Program 1st Series
        500,000 Maryland Community Development Administration - Single                                  4.75   04/01/13   522,650
                Family Program 1st Series
        250,000 Maryland Community Development Administration Series D                                  2.65   09/01/07   249,068
      1,100,000 Maryland Department of Transportation                                                   5.50   09/01/06 1,129,282
        500,000 Maryland Department of Transportation                                                   5.00   11/01/08   530,315
        500,000 Maryland Department of Transportation                                                   5.00   12/15/08   531,350
        500,000 Maryland Department of Transportation                                                   5.50   02/01/10   548,945
      1,000,000 Maryland Department of Transportation                                                   5.25   12/15/16 1,151,400
        900,000 Maryland Department of Transportation 2nd Issue                                         3.00   06/01/11   882,234
      1,050,000 Maryland Department of Transportation 2nd Issue                                         4.00   06/01/13 1,091,832
        300,000 Maryland Department of Transportation Prerefunded 12/01/05 @ 101                        5.00   12/01/09   304,671
      1,850,000 Maryland Department of Transportation Prerefunded 12/15/08 @ 100                        5.50   12/15/11 1,995,484
        255,000 Maryland Economic Development Corporation - Bowie State University Project              4.00   06/01/09   257,101
        500,000 Maryland Economic Development Corporation - Maryland                                    5.00   06/01/15   546,220
                Department of Transportation Headquarters
        250,000 Maryland Economic Development Corporation - University of Maryland                      4.00   06/01/09   253,178
                College Park Project
        340,000 Maryland Economic Development Corporation - University of                               4.25   06/01/10   347,987
                Maryland College Park Project
        700,000 Maryland Economic Development Corporation - University of                               4.00   07/01/08   717,416
                Maryland College Park Project AMBAC Insured
        300,000 Maryland Economic Development Corporation - University of                               5.38   07/01/12   331,851
                Maryland College Park Project AMBAC Insured

        430,000 Maryland Economic Development Corporation - University of Maryland Series A             4.00   10/01/08   436,725
        245,000 Maryland Economic Development Corporation - University of Maryland Series A             4.50   10/01/11   254,433
        410,000 Maryland Economic Development Corporation - University Village                          4.75   07/01/07   419,996
                Sheppard Pratt ACA Insured
        500,000 Maryland Health & Higher Educational Facilities - Adventist Health Care Series A        5.00   01/01/14   525,875
        500,000 Maryland Health & Higher Educational Facilities - Board of Child Care                   4.50   07/01/12   525,940
        450,000 Maryland Health & Higher Educational Facilities - Bullis School FSA Insured             5.00   07/01/13   491,004
        100,000 Maryland Health & Higher Educational Facilities - Bullis School FSA Insured             5.00   07/01/15   108,856
        120,000 Maryland Health & Higher Educational Facilities - Carroll County General Hospital       4.25   07/01/08   122,581
        250,000 Maryland Health & Higher Educational Facilities - Carroll County General Hospital       4.63   07/01/10   260,642
        500,000 Maryland Health & Higher Educational Facilities - Carroll County General Hospital       5.00   07/01/13   530,225
        500,000 Maryland Health & Higher Educational Facilities - Charity Obligated Group Series A      4.75   11/01/14   521,350
        500,000 Maryland Health & Higher Educational Facilities - Civista Medical                       4.50   07/01/28   491,560
                System RADIAN Insured
        400,000 Maryland Health & Higher Educational Facilities - Frederick Memorial Hospital           3.60   07/01/08   402,936
        450,000 Maryland Health & Higher Educational Facilities - Frederick Memorial Hospital           4.20   07/01/11   462,524
        250,000 Maryland Health & Higher Educational Facilities - Goucher College                       4.50   07/01/19   255,197
        500,000 Maryland Health & Higher Educational Facilities - Greater Baltimore Medical Center      5.00   07/01/20   522,715
        300,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Health                  5.10   07/01/10   316,221
                System AMBAC Insured
        500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                5.00   05/15/10   537,035
        900,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                5.00   05/15/11   975,186
        500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                4.60   05/15/14   524,505
        100,000 Maryland Health & Higher Educational Facilities - Johns Hopkins Hospital                4.70   05/15/15   104,991
         90,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University              6.00   07/01/39   100,420
                Prerefunded 07/01/09 @ 101
        250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A     4.00   07/01/08   256,425
        500,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A     5.00   07/01/10   539,405
        250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A     5.00   07/01/12   270,923
        250,000 Maryland Health & Higher Educational Facilities - Johns Hopkins University Series A     5.00   07/01/13   270,785
        235,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute             3.88   07/01/10   237,886
        535,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute             5.30   07/01/12   556,496
        200,000 Maryland Health & Higher Educational Facilities - Kennedy Krieger Institute             4.38   07/01/13   206,078
        575,000 Maryland Health & Higher Educational Facilities - Lifebridge Health Series A            5.00   07/01/08   601,766
      1,000,000 Maryland Health & Higher Educational Facilities - Lifebridge Health Series A            5.00   07/01/10 1,068,190
      1,000,000 Maryland Health & Higher Educational Facilities - Medstar Health                        5.00   08/15/09 1,051,470
        250,000 Maryland Health & Higher Educational Facilities - McLean School                         5.00   07/01/08   256,310
        575,000 Maryland Health & Higher Educational Facilities - Medlantic/Helix                       4.00   08/15/06   581,291
                Series B AMBAC Insured
        600,000 Maryland Health & Higher Educational Facilities - Pickersgill Series A                  5.85   01/01/10   628,548
        635,000 Maryland Health & Higher Educational Facilities - Sheppard Pratt Series A               3.00   07/01/09   620,230
        430,000 Maryland Health & Higher Educational Facilities - Sheppard Pratt Series A               3.30   07/01/10   423,090
        250,000 Maryland Health & Higher Educational Facilities - Union Hospital of Cecil County        3.75   07/01/08   253,247
      1,000,000 Maryland Health & Higher Educational Facilities - University of Maryland                5.00   07/01/09 1,038,040
                Medical System
        750,000 Maryland Health & Higher Educational Facilities - University of Maryland                5.00   07/01/12   796,583
                Medical System
        805,000 Maryland Industrial Development Financing Authority - American Center for Physics       3.95   12/15/07   822,074
        500,000 Maryland Industrial Development Financing Authority - Holy Cross                        5.50   12/01/08   533,975
                Health System Corporation
        500,000 Maryland Industrial Development Financing Authority - National                          4.50   11/01/14   525,825
                Aquarium Baltimore Series B
        500,000 Maryland Transportation Authority FSA Insured                                           5.00   07/01/10   541,500
        500,000 Maryland Water Quality Financing Series A                                               5.00   09/01/15   562,285
      1,000,000 Maryland Water Quality Financing Series A                                               5.30   09/01/09 1,000,000
        500,000 Montgomery County Maryland - Germantown Indoor Swim Center Project                      2.50   04/01/08   489,860
        500,000 Montgomery County Maryland - Housing Opportunity Commission                             4.90   05/15/31   525,830
                Aston Woods Apartments Series A Multi-Family Revenue
        365,000 Montgomery County Maryland - Housing Opportunity Commission                             2.85   07/01/07   365,004
                Series A Single Family Mortgage
        150,000 Montgomery County Maryland - Housing Opportunity Commission                             4.15   07/01/08   152,512
                Series A Single Family Mortgage
        200,000 Montgomery County Maryland - Housing Opportunity Commission                             5.40   07/01/11   215,470
                Series A Multi-Family Mortgage
        500,000 Montgomery County Maryland - Solid Waste Disposal Series A AMBAC Insured                3.25   06/01/08   503,025
      1,000,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A             5.00   04/01/08 1,050,990
        485,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A             4.00   10/01/08   499,676
        500,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A             5.00   04/01/13   553,420
        185,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A             5.00   04/01/09   192,864
                Prerefunded 04/01/07 @ 101
        190,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A             5.00   04/01/10   198,077
                Prerefunded 04/01/07 @ 101
        680,000 University of Maryland System Auxiliary Facility & Tuition Revenue                      5.00   04/01/09   706,860
                Unrefunded Balance Series A
        310,000 University of Maryland System Auxiliary Facility & Tuition Revenue                      5.00   04/01/10   322,245
                Unrefunded Balance Series A
                                                                                                                       ----------
                                                                                                                       44,269,902
                                                                                                                       ----------

Total Municipal Bonds (Cost $73,109,630)                                                                               74,245,020
                                                                                                                      -----------

SHORT-TERM INVESTMENTS - 5.0%

SHARES
------
MONEY MARKET FUND - 4.7%
      3,686,251 CitiSM Institutional Tax Free Reserves (Cost $3,686,251)                                                3,686,251
                                                                                                                       ----------

PRINCIPAL
MONEY MARKET DEPOSIT ACCOUNT - 0.3%
      $ 240,000 Citibank Money Market Deposit Account (Cost $240,000)                                                     240,000
                                                                                                                       ----------


Total Short-Term Investments (Cost $3,926,251)                                                                          3,926,251
                                                                                                                       ----------

Total Investments - 99.9% (Cost $77,035,881)*                                                                        $ 78,171,271
Other Assets and Liabilities, Net - 0.1%                                                                                   40,899
                                                                                                                      -----------
NET ASSETS - 100.0%                                                                                                   $78,212,170
                                                                                                                      ===========


ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
MBIA     Municipal Bond Insurance Association
RADIAN   Radian Asset Assurance

 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                                $ 1,385,887
        Gross Unrealized Depreciation                                  (250,497)
                                                                       ---------
        Net Unrealized Appreciation (Depreciation)                   $ 1,135,390
                                                                       =========

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

    FACE AMOUNT                     SECURITY DESCRIPTION                        RATE      MATURITY                 VALUE

ASSET BACKED SECURITIES - 4.2%
         $ 1,330,043 California Infrastructure SCE Series 97-1-A6               6.38 %    09/25/08              $ 1,347,828
             703,529 Honda Auto Receivables Owner Trust Series 03-5-A3          2.30      10/18/07                  697,393
           2,865,000 WFS Financial Owner Trust Series 03-4-A4                   3.15      05/20/11                2,834,729
                                                                                                             ---------------
 Total Asset Backed Securities (Cost $4,871,606)                                                                  4,879,950
                                                                                                             ---------------


CORPORATE BONDS & NOTES - 29.1%
           1,500,000 Allfirst Financial, Inc.                                   7.20      07/01/07                1,583,342
           2,000,000 America Movil SA de CV                                     5.50      03/01/04                2,011,702
           1,775,000 American Express Centurion MTN+                            3.65      11/16/07                1,777,242
           1,000,000 Baltimore Gas & Electric MTN                               6.75      06/05/12                1,114,867
           2,000,000 Berkley (WR) Corp.                                         5.13      09/30/10                2,019,352
             700,000 Block Financial Corp.                                      8.50      04/15/07                  743,800
           3,125,000 Block Financial Corp.                                      5.13      10/30/14                3,104,566
           2,000,000 Bombardier Capital, Inc.~                                  7.50      10/17/05                2,012,500
           1,900,000 Comcast Cable Communications                               7.13      06/15/13                2,162,248
           1,000,000 Comcast Corp.                                              6.50      01/15/15                1,107,632
           1,000,000 General Electric Capital Corp. MTN Series A                6.88      11/15/10                1,109,462
             235,000 General Electric Capital Corp. MTN Series A+               3.24      12/01/36                  232,232
           1,550,000 General Electric Co.                                       5.00      02/01/13                1,594,108
           2,000,000 Kraft Foods, Inc.                                          5.25      06/01/07                2,032,326
           2,055,000 MBNA America Bank NA                                       7.13      11/15/12                2,363,764
           1,300,000 Merrill Lynch & Co.                                        4.00      09/15/08                1,287,671
           4,000,000 SLM Corp.+                                                 4.48      02/01/10                3,932,800
           2,665,000 Verizon Florida, Inc.                                      6.13      01/15/13                2,867,527
             800,000 Wilmington Trust Corp.                                     6.63      05/01/08                  849,990
                                                                                                             ---------------
Total Corporate Bonds & Notes (Cost $33,495,809)                                                                 33,907,131
                                                                                                             ---------------

US GOVERNMENT & AGENCY OBLIGATIONS - 55.4%
FFCB - 1.8%
           2,000,000 FFCB                                                       6.00      06/11/08                2,102,988
                                                                                                             ---------------

FHLB NOTES - 9.1%
           2,000,000 FHLB                                                       4.15      07/05/07                1,996,080
           3,000,000 FHLB                                                       5.13      12/29/14                3,013,875
           3,000,000 FHLB Series RF-07                                          6.75      08/15/07                3,151,872
           2,500,000 FHLB Series WJ-11                                          4.00      12/19/11                2,442,875
                                                                                                             ---------------
                                                                                                                 10,604,702
                                                                                                             ---------------

FHLMC DEBENTURES - 1.7%
           2,000,000 FHLMC MTN+                                                 4.15      01/23/09                1,999,902
                                                                                                             ---------------

FNMA - 1.7%
           2,000,000 FNMA+/-                                                    3.00      01/27/11                1,991,840
                                                                                                             ---------------

MORTGAGE BACKED SECURITIES - 37.1%
           2,616,099 FHLMC Pool # 1B0889+                                       4.53      05/01/33                2,612,609
           4,748,884 FHLMC Pool # 1J0203+                                       5.22      04/01/35                4,797,857
              36,919 FHLMC Pool # C00210                                        8.00      01/01/23                   39,655
             295,605 FHLMC Pool # E20099                                        6.50      05/01/09                  305,410
           2,294,071 FHLMC Pool # E93051                                        5.50      12/01/17                2,345,744
              18,419 FHLMC Pool # G10049                                        8.00      10/01/07                   18,988
             223,128 FHLMC Pool # G10543                                        6.00      06/01/11                  230,277
             214,538 FHLMC Pool # G10682                                        7.50      06/01/12                  226,600
             191,549 FHLMC Pool # G10690                                        7.00      07/01/12                  200,386
           6,775,624 FHLMC Pool # G11649                                        4.50      02/01/20                6,728,750
           2,204,235 FHLMC Pool # M80814                                        5.00      05/01/10                2,223,620
           2,109,176 FHLMC Pool # M80931                                        5.50      08/01/11                2,142,760
           2,090,237 FHLMC Pool # M90831                                        4.00      08/01/08                2,068,432
           1,117,404 FHLMC Pool # M90747                                        5.50      08/01/07                1,133,804
           3,006,690 FHLMC REMIC Series 2782                                    4.00      11/15/33                2,946,634
             759,155 FNMA Pool # 254089                                         6.00      12/01/16                  784,314
             127,476 FNMA Pool # 326570                                         7.00      02/01/08                  130,350
             161,252 FNMA Pool # 409589                                         9.50      11/01/15                  173,899
             588,906 FNMA Pool # 433646                                         6.00      10/01/13                  608,347
             270,227 FNMA Pool # 539082                                         7.00      08/01/28                  284,103

              41,417 FNMA Pool # 572448                                         7.00      03/01/27                   43,619
             583,414 FNMA Pool # 625536                                         6.00      01/01/32                  598,312
             479,808 FNMA Pool # 628837                                         6.50      03/01/32                  497,060
           2,347,870 FNMA Pool # 663238                                         5.50      09/01/32                2,375,477
           2,755,772 FNMA Pool # 725544                                         5.50      12/01/17                2,817,597
             750,163 FNMA Pool # 741373+                                        4.24      12/01/33                  753,055
           1,121,401 FNMA Pool # 744805+                                        4.60      11/01/33                1,113,022
           1,388,949 FNMA Pool # 764342+                                        3.96      02/01/34                1,367,303
           2,912,644 FNMA Pool # 805440                                         7.00      11/01/34                3,054,494
             151,420 GNMA Pool # 487110                                         6.50      04/15/29                  158,150
              31,440 GNMA Pool # 571166                                         7.00      08/15/31                   33,092
             321,424 GNMA Pool # 781186                                         9.00      06/15/30                  355,566
                                                                                                             ---------------
                                                                                                                 43,169,286
                                                                                                             ---------------

US TREASURY SECURITY - 4.0%
           4,330,000 US Treasury Inflation Index                                2.00      01/15/14                4,700,011
                                                                                                             ---------------

Total US Government & Agency Obligations (Cost $64,279,992)                                                      64,568,729
                                                                                                             ---------------

SHORT-TERM INVESTMENTS
       Shares
MONEY MARKET FUNDS - 9.8%
           5,692,024 CitiSM Institutional Liquid Reserves Class A                                                 5,692,024
           5,771,359 CitiSM Institutional Cash Reserves Class O                                                   5,771,359
                                                                                                             ---------------
Total Money Market Funds (Cost $11,463,383)                                                                      11,463,383
                                                                                                             ---------------

     PRINCIPAL
MONEY MARKET DEPOSIT ACCOUNT - 0.4%
           $ 483,954 Citibank Money Market Deposit Account (Cost $483,954)                                          483,954
                                                                                                             ---------------
Total Short-Term Investments (Cost $11,947,337)                                                                  11,947,337
                                                                                                             ---------------

Total Investments - 98.9% Cost ($114,594,744)*                                                                $ 115,303,147
Other Assets and Liabilities, Net - 1.1%                                                                          1,224,834
                                                                                                             ---------------
NET ASSETS - 100.0%                                                                                           $ 116,527,981
                                                                                                             ===============


--------------------------------------------------------------------------------
FFCB      Federal Farm Credit Bank
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
GNMA      Government National Mortgage Association
MTN       Medium Term Note
REMIC     Real Estate Mortgage Investment Conduit
~         Security  exempt from  registration  under Rule 144A under the  Securities  Act of 1933.  As of August 31, 2005,  the
          value of this  security  amounted to $2,012,500 or 1.7% of net assets.
+         Variable rate security.
+/- Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date. The rate shown is the rate at period end.
*         Cost for Federal income tax purposes is substantially the same  as for
          financial  statement  purposes  and  net   unrealized  appreciation
         (depreciation) consists of:

             Gross Unrealized Appreciation                           $ 1,113,345
             Gross Unrealized Depreciation                             (404,942)
                                                                   -------------
             Net Unrealized Appreciation (Depreciation)                $ 708,403
                                                                   =============

--------------------------------------------------------------------------------
MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

                                       Security
     Shares                          Description                                                    Value
------------------------------------------------------------------------------------------------------------------

Common Stock - 100.1%

Amusement and Recreation Services - 2.3%
     5,100       Harrah's Entertainment, Inc.                                                             354,756
                                                                                            ----------------------
                                                                                            ----------------------

Business Services - 11.7%
     2,700       Autodesk, Inc.+                                                                          116,640
     2,600       Getty Images, Inc.+                                                                      222,534
     6,500       Monster Worldwide, Inc.+                                                                 203,060
     31,700      Oracle Corp.+                                                                            411,149
     7,200       Progress Software Corp.+                                                                 220,752
     12,100      VeriSign, Inc.+                                                                          263,780
     10,200      Yahoo!, Inc.+                                                                            340,068
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                        1,777,983
                                                                                            ----------------------
                                                                                            ----------------------

Chemicals & Allied Products - 24.4%
     4,700       Alcon, Inc.                                                                              554,835
     5,500       Air Products and Chemicals, Inc.                                                         304,700
     7,500       Amgen, Inc.+                                                                             599,250
     7,300       Charles River Laboratories International, Inc.+                                          370,986
     5,500       Genentech, Inc.+                                                                         516,670
     7,500       Genzyme Corp.+                                                                           533,775
     5,900       Invitrogen Corp.+                                                                        499,907
     6,500       Praxair, Inc.                                                                            313,950
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                        3,694,073
                                                                                            ----------------------
                                                                                            ----------------------

Eating and Drinking Places - 1.2%
     3,800       Starbucks Corp.+                                                                         186,352
                                                                                            ----------------------
                                                                                            ----------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 15.2%
     13,500      American Power Conversion Corp.                                                          353,295
     9,300       Analog Devices, Inc.                                                                     338,985
     3,000       Emerson Electric Co.                                                                     201,840
     13,000      Intel Corp.                                                                              334,360
     25,000      Motorola, Inc.                                                                           547,000
     16,200      Texas Instruments, Inc.                                                                  529,416
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                        2,304,896
                                                                                            ----------------------
                                                                                            ----------------------

Home Furniture, Furnishings and Equipment Stores - 2.3%
     8,500       Williams-Sonoma, Inc.+                                                                   342,125
                                                                                            ----------------------
                                                                                            ----------------------

Hotels, Rooming Houses, Camps, and Other Lodging Places - 6.6%
     11,400      MGM Mirage+                                                                              481,764
     3,000       Marriott International, Inc., Class A                                                    189,630
     5,500       Starwood Hotels & Resorts Worldwide, Inc.                                                320,650
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                          992,044
                                                                                            ----------------------
                                                                                            ----------------------

Industrial & Commercial Machinery & Computer Equipment - 5.3%
     7,200       Caterpillar, Inc.                                                                        399,528
     31,700      EMC Corp.+                                                                               407,662

                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                          807,190
                                                                                            ----------------------
                                                                                            ----------------------

Measuring, Analyzing & Controlling Instruments; Photographic, Medical & Optical Goods - 9.7%
     7,000       Affymetrix, Inc.+                                                                        346,430
     16,900      Agilent Technologies, Inc.+                                                              543,504
     4,200       St. Jude Medical, Inc.+                                                                  192,780
     4,600       Zimmer Holdings, Inc.+                                                                   377,982
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                        1,460,696
                                                                                            ----------------------
                                                                                            ----------------------

Miscellaneous Retail - 5.1%
     12,000      eBay, Inc.+                                                                              485,880
     6,300       Walgreen Co.                                                                             291,879
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                          777,759
                                                                                            ----------------------
                                                                                            ----------------------

Oil & Gas Extraction - 10.8%
     7,100       Burlington Resources, Inc.                                                               523,909
     5,000       Halliburton Co.                                                                          309,850
     6,400       Newfield Exploration Co.+                                                                302,208
     5,700       Schlumberger, Ltd.                                                                       491,511
                                                                                            ----------------------
                                                                                            ----------------------
                                                                                                        1,627,478
                                                                                            ----------------------
                                                                                            ----------------------

Railroad Transportation - 2.4%
     10,000      Norfolk Southern Corp.                                                                   356,100
                                                                                            ----------------------
                                                                                            ----------------------

Security and Commodity Brokers, Dealers, Exchanges, and Service - 0.1%
      750        Refco, Inc.+                                                                              20,963
                                                                                            ----------------------
                                                                                            ----------------------

Wholesale Trade - Durable Goods - 3.0%
     7,000       Fisher Scientific International, Inc.+                                                   451,360
                                                                                            ----------------------
                                                                                            ----------------------


Total Common Stock (Cost $14,010,664)                                                                  15,153,775
                                                                                            ----------------------
                                                                                            ----------------------

Short-Term Investments - 0.0%

Principal
---------
Money Market Deposit Account- 0.0%
     1,902       Citibank Money Market Deposit Account (Cost $1,902)                                        1,902
                                                                                            ----------------------
                                                                                            ----------------------


Total Investments in Securities - 100.1%  (Cost $14,012,566)*                                          15,155,677
Other Assets and Liabilities, Net - (0.1)%                                                                (21,728)
                                                                                            ----------------------
                                                                                            ----------------------
NET ASSETS - 100.0%                                                                                  $ 15,133,949
                                                                                            ======================
                                                                                            ======================



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


+ Non-income producing security.

*Costfor Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                           $ 2,853,893
          Gross Unrealized Depreciation                            (1,710,782)
                                                       ----------------------
          Net Unrealized Appreciation (Depreciation)             $ 1,143,111
                                                       ======================

Item 2.  Controls  and  Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    October 28, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        /s/ Simon D. Collier
By:      __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:   Ocotber 28, 2005
        __________________________


        /s/ Carl A. Bright
By:      __________________________
         Carl A. Bright, Principal Financial Officer

Date:   October 28, 2005
        __________________________